Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 839
Gains/(losses) recorded in income	(17)
Gains/(losses) recorded in OCI	(10)
Purchases/ Issuances	59
Sales/ Settlements	(48)
Fair value, ending balance	823	$ 839
Change in unrealized gains/(losses)recorded in income for instruments still held	(17)
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(45)	(60)	$ (9)
Gains/(losses) recorded in income		(7)	(13)
Purchases/ Issuances		(1)	(35)
Transfers into/out of Level 3		23	(3)
Fair value, ending balance		(45)	(60)
Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(45)
Gains/(losses) recorded in income	2
Fair value, ending balance	(42)	(45)
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Purchases/ Issuances	1
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23		1
Gains/(losses) recorded in income	1
Purchases/ Issuances		23
Sales/ Settlements	(21)		(1)
Fair value, ending balance	3	23
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	41	18	14
Gains/(losses) recorded in income	1
Purchases/ Issuances		22	2
Sales/ Settlements	(3)	(1)
Fair value, ending balance	39	41	18
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Gains/(losses) recorded in income		2	2
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	19
Fair value, ending balance	19	19
Trading assets [member] | Trading loans [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	22
Gains/(losses) recorded in income	1
Sales/ Settlements	(3)
Fair value, ending balance	20	22
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	820	920	861
Gains/(losses) recorded in income	(21)
Gains/(losses) recorded in OCI	(10)
Purchases/ Issuances	58	94	54
Sales/ Settlements	(24)	(203)	(13)
Fair value, ending balance	823	820	920
Change in unrealized gains/(losses)recorded in income for instruments still held	(21)
Gains/(losses) recorded in income		9	19
Gains/(losses) recorded in OCI			$ (1)
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	23
Fair value, ending balance	23	23
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	27
Gains/(losses) recorded in OCI	(12)
Fair value, ending balance	15	27
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	770
Gains/(losses) recorded in income	(21)
Gains/(losses) recorded in OCI	2
Purchases/ Issuances	58
Sales/ Settlements	(24)
Fair value, ending balance	785	770
Change in unrealized gains/(losses)recorded in income for instruments still held	(21)
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	7
Gains/(losses) recorded in income	2
Purchases/ Issuances	13
Sales/ Settlements	(1)
Fair value, ending balance	21	7
Change in unrealized gains/(losses)recorded in income for instruments still held	2
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1
Fair value, ending balance	1	1
Derivative Financial Assets [member] | Commodity Contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	7
Gains/(losses) recorded in income	(2)
Fair value, ending balance	5	7
Change in unrealized gains/(losses)recorded in income for instruments still held	(2)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(38)
Gains/(losses) recorded in income	(4)
Purchases/ Issuances	(6)
Sales/ Settlements	1
Transfers into/out of Level 3	1
Fair value, ending balance	(46)	(38)
Change in unrealized gains/(losses)recorded in income for instruments still held	(4)
Commodity Contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(19)
Gains/(losses) recorded in income	6
Fair value, ending balance	(13)	(19)
Change in unrealized gains/(losses)recorded in income for instruments still held	6
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(3)
Purchases/ Issuances	(6)
Transfers into/out of Level 3	(1)
Fair value, ending balance	$ (10)	$ (3)